SIGNIFICANT ACCOUNTING POLICIES - Accounting treatment for the acquisition of the remaining shareholding (Details) $ in Millions, $ in Millions		12 Months Ended
	Apr. 04, 2018 USD ($)	Dec. 31, 2018 ARS ($)	Apr. 04, 2018 ARS ($)	Dec. 31, 2017 ARS ($)
Significant accounting policies
Non-controlling interests		$ 3,227		$ 846
Net Equity attributable to controlling shareholders		$ (242)
CV Berazategui
Significant accounting policies
Acquisition percentage	30.00%		30.00%
Capital stock and votes of Subsidiaries	$ 8,968,000		$ 181
Ownership percentage by parent	70.00%	100.00%
Non-controlling interests			5
Net Equity attributable to controlling shareholders		$ 237
CV Berazategui | Other deferred
Significant accounting policies
Capital stock and votes of Subsidiaries			$ 181